Equity Accounted Investments - Additional Information (Detail) t in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2015 USD ($) Vessel ft³	Oct. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) Trains Vessel t m³	Jun. 30, 2014 USD ($) Vessel m³	Dec. 31, 2015 USD ($) Vessel floating_storage_unit ft³	Dec. 31, 2014 Vessel
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	17.62%				17.62%
Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Expected cost of project					$ 3,600.0
Odebrecht Oil & Gas S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor					12 years
Expected cost of project		$ 1,000.0
Equity method investment, ownership interest		50.00%
Teekay LNG [Member] | Liquefied Natural Gas [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel					9
Teekay LNG [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Modified Vessel [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor	20 years
Teekay LNG [Member] | Newbuildings [Member] | Liquefied Natural Gas [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	9
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%				30.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Modified Vessel [Member]
Schedule of Equity Method Investments [Line Items]
Number of floating storage units	1				1
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Lease Agreements [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor					20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Nogaholding [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%				30.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Samsung [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%				20.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | GIC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%				20.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [member]
Schedule of Equity Method Investments [Line Items]
Expected cost of project	$ 872.0				$ 872.0
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [member] | Lease Agreements [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor	20 years				20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day | ft³	800,000,000				800,000,000
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%		50.00%		50.00%
Number of LNG trains | Trains			3
Expected capacity of trains | t			16.5
Teekay LNG [Member] | Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Expected cost of project			$ 2,100.0
Number of vessels | Vessel			6
Volume of vessels | m³			172,000
Teekay LNG [Member] | Yamal LNG Project [Member] | Russia-based Novatek OAO [Member]
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture			60.00%
Teekay LNG [Member] | Yamal LNG Project [Member] | France-based Total S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			20.00%
Teekay LNG [Member] | Yamal LNG Project [Member] | China-based China National Petroleum Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			20.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor				20 years
Expected cost of project				$ 1,000.0
Number of vessels | Vessel				4		4
Volume of vessels | m³				174,000